Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currency swaps
Disclosure of detailed information about hedges [line items]
Realised and unrealised gains on derivative instruments, net	€ 914	€ 135
Derivative instruments
Disclosure of detailed information about hedges [line items]
Increase in financial assets	603	(613)
Gain (loss) on derivative	€ 1,002	€ 399	€ 1,012